Inventories (Details) - Schedule of successor predecessor inventories - USD ($) $ in Thousands	Dec. 31, 2022	Mar. 31, 2022
Schedule of successor predecessor inventories [Abstract]
Raw Materials	$ 776	$ 1,408
Work In Process	9,555	7,835
Finished Goods	2,182	2,489
Total Inventories	$ 12,513	$ 11,732